Finance Income and Expense	12 Months Ended
Dec. 31, 2022
Finance Income And Expenses Abstract
Finance income and expense

8. Finance income and expense

	Year ended December 31	Year ended December 31	Year ended December 31
	2022	2021	2020
	£’000	£’000	£’000
Finance income
Interest on bank deposits	2,111	232	486

Total finance income	2,111	232	486

Finance expense
Interest on Convertible Notes	(41,351)	-	-
Interest on loans and borrowings	(6,940)	(3,327)	(1,000)
Interest on lease liabilities	(5,048)	(1,336)	(298)

Total finance expense	(53,339)	(4,663)	(1,298)